UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 to September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund II MetLife Stock Index Portfolio II Schedule of Investments	September 30, 2006

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co.	9,061	$714,460
General Dynamics Corp.	4,598	329,539
Goodrich Corp.	1,421	57,579
Honeywell International, Inc.	9,334	381,761
L-3 Communications Holdings, Inc.	1,403	109,897
Lockheed Martin Corp.	4,059	349,318
Northrop Grumman Corp.	3,927	267,311
Raytheon Co.	5,115	245,571
Rockwell Collins, Inc.	1,954	107,157
United Technologies Corp.	11,529	730,362

		3,292,955

Air Freight & Logistics—0.9%
FedEx Corp.	3,493	379,619
United Parcel Service, Inc. (Class B)	12,322	886,445

		1,266,064

Airlines—0.1%
Southwest Airlines Co.	8,959	149,257

Auto Components—0.1%
Johnson Controls, Inc.	2,229	159,908
The Goodyear Tire & Rubber Co.	2,021	29,305

		189,213

Automobiles—0.4%
Ford Motor Co. (a)	21,440	173,450
General Motors Corp.	6,447	214,427
Harley-Davidson, Inc.	2,989	187,560

		575,437

Beverages—2.1%
Anheuser-Busch Cos., Inc.	8,762	416,283
Brown-Forman Corp. (Class B)	895	68,602
Coca-Cola Enterprises, Inc.	3,141	65,427
Constellation Brands, Inc. (a)	2,403	69,158
Molson Coors Brewing Co.	520	35,828
Pepsi Bottling Group, Inc.	1,548	54,954
PepsiCo, Inc.	18,792	1,226,366
The Coca-Cola Co.	23,229	1,037,872

		2,974,490

Biotechnology—1.2%
Amgen, Inc. (a)	13,343	954,425
Biogen Idec, Inc. (a)	3,916	174,967
Genzyme Corp. (a)	2,979	200,993
Gilead Sciences, Inc. (a)	5,207	357,721
MedImmune, Inc. (a)	2,729	79,714

		1,767,820

Building Products—0.1%
American Standard Cos., Inc.	1,989	83,478
Masco Corp.	4,537	124,405

		207,883

Security Description	Shares	Value

Capital Markets—3.6%
Ameriprise Financial, Inc.	2,778	$130,288
E*TRADE Financial Corp. (a)	4,869	116,466
Federated Investors, Inc. (Class B)	1,032	34,892
Franklin Resources, Inc.	1,900	200,925
Janus Capital Group, Inc.	2,355	46,441
Legg Mason, Inc.	1,495	150,786
Lehman Brothers Holdings, Inc.	6,123	452,245
Mellon Financial Corp.	4,690	183,379
Merrill Lynch & Co., Inc.	10,104	790,335
Morgan Stanley	12,219	890,887
Northern Trust Corp.	2,136	124,806
State Street Corp.	3,775	235,560
T. Rowe Price Group, Inc.	2,983	142,737
The Bank of New York Co., Inc.	8,698	306,691
The Bear Stearns Co., Inc.	1,372	192,217
The Charles Schwab Corp.	11,787	210,987
The Goldman Sachs Group, Inc.	4,921	832,486

		5,042,128

Chemicals—1.4%
Air Products & Chemicals, Inc.	2,512	166,721
Ashland, Inc.	721	45,985
E. I. du Pont de Nemours & Co.	10,507	450,120
Eastman Chemical Co.	938	50,671
Ecolab, Inc.	2,036	87,182
Hercules, Inc. (a)	1,291	20,359
International Flavours & Fragrances, Inc.	899	35,546
Monsanto Co.	6,187	290,851
PPG Industries, Inc.	1,883	126,312
Praxair, Inc.	3,674	217,354
Rohm & Haas Co.	1,636	77,465
Sigma-Aldrich Corp.	757	57,282
The Dow Chemical Co.	10,935	426,246

		2,052,094

Commercial Banks—4.2%
AmSouth Bancorp.	3,903	113,343
BB&T Corp.	6,121	267,977
Comerica, Inc.	1,849	105,245
Commerce Bancorp, Inc.	2,126	78,045
Compass Bancshares, Inc.	1,475	84,046
Fifth Third Bancorp	6,359	242,151
First Horizon National Corp.	1,413	53,708
Huntington Bancshares, Inc.	2,707	64,779
KeyCorp.	4,597	172,112
M&T Bank Corp.	886	106,285
Marshall & Ilsley Corp.	2,899	139,674
National City Corp.	6,894	252,320
North Fork Bancorp, Inc.	5,309	152,050
PNC Financial Services Group, Inc.	3,356	243,109
Regions Financial Corp.	5,182	190,646
SunTrust Banks, Inc.	4,158	321,330
Synovus Financial Corp.	3,693	108,463
U.S. Bancorp	20,257	672,938
Wachovia Corp.	18,628	1,039,442

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Wells Fargo & Co.	38,380	$1,388,588
Zions Bancorp	1,216	97,049

		5,893,300

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	2,890	32,570
Avery Dennison Corp.	1,076	64,743
Cintas Corp.	1,556	63,531
Equifax, Inc.	1,443	52,973
Monster Worldwide, Inc. (a)	1,463	52,946
Pitney Bowes, Inc.	2,525	112,034
R.R. Donnelley & Sons Co.	2,465	81,246
Robert Half International, Inc.	1,952	66,309
Waste Management, Inc.	6,161	225,985

		752,337

Communications Equipment—2.7%
ADC Telecommunications, Inc. (a)	1,336	20,040
Avaya, Inc. (a)	5,208	59,580
Ciena Corp. (a)	962	26,226
Cisco Systems, Inc. (a)	69,582	1,600,386
Comverse Technology, Inc. (a)	2,302	49,355
Corning, Inc. (a)	17,778	433,961
JDS Uniphase Corp. (a)	19,204	42,057
Juniper Networks, Inc. (a)	6,448	111,421
Lucent Technologies, Inc. (a)	51,087	119,544
Motorola, Inc.	27,926	698,150
Qualcomm, Inc.	18,829	684,434
Tellabs, Inc. (a)	5,103	55,929

		3,901,083

Computers & Peripherals—3.4%
Apple Computer, Inc. (a)	9,695	746,806
Dell, Inc. (a)	25,892	591,373
EMC Corp. (a)	26,198	313,852
Hewlett-Packard Co.	31,219	1,145,425
International Business Machines Corp.	17,347	1,421,413
Lexmark International, Inc. (Class A) (a)	1,143	65,905
NCR Corp. (a)	2,054	81,092
Network Appliance, Inc. (a)	4,245	157,107
QLogic Corp. (a)	1,816	34,322
SanDisk Corp. (a)	2,234	119,608
Sun Microsystems, Inc. (a)	39,999	198,795

		4,875,698

Construction & Engineering—0.1%
Fluor Corp.	999	76,813

Construction Materials—0.1%
Vulcan Materials Co.	1,100	86,075

Consumer Finance—0.9%
American Express Co.	13,847	776,540
Capital One Financial Corp.	3,489	274,445
SLM Corp.	4,674	242,955

		1,293,940

Security Description	Shares	Value

Containers & Packaging—0.2%
Ball Corp.	1,188	$48,055
Bemis Co., Inc.	1,195	39,268
Pactiv Corp. (a)	1,572	44,676
Sealed Air Corp.	924	50,007
Temple-Inland, Inc.	1,240	49,724

		231,730

Distributors—0.1%
Genuine Parts Co.	1,953	84,233

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,595	78,538
H&R Block, Inc.	3,666	79,699

		158,237

Diversified Financial Services—5.6%
Bank of America Corp.	51,587	2,763,516
Chicago Mercantile Exchange Holdings, Inc.	406	194,170
CIT Group, Inc.	2,266	110,196
Citigroup, Inc.	56,353	2,799,054
JPMorgan Chase & Co.	39,568	1,858,113
Moody’s Corp.	2,699	176,461

		7,901,510

Diversified Telecommunication Services—2.8%
AT&T, Inc.	44,273	1,441,529
BellSouth Corp.	20,697	884,797
CenturyTel, Inc.	1,327	52,642
Citizens Communications Co.	3,656	51,330
Embarq Corp.	1,700	82,229
Qwest Communications International, Inc. (a)	18,241	159,062
Verizon Communications, Inc.	33,040	1,226,775
Windstream Corp.	5,403	71,265

		3,969,629

Electric Utilities—1.7%
Allegheny Energy, Inc. (a)	1,876	75,359
American Electric Power Co., Inc.	4,490	163,301
Edison International	3,714	154,651
Entergy Corp.	2,375	185,796
Exelon Corp.	7,631	461,981
FirstEnergy Corp.	3,760	210,034
FPL Group, Inc.	4,610	207,450
Pinnacle West Capital Corp.	1,134	51,087
PPL Corp.	4,342	142,852
Progress Energy, Inc.	2,888	131,057
The Southern Co.	8,461	291,566
TXU Corp.	5,259	328,793

		2,403,927

Electrical Equipment—0.4%
American Power Conversion Corp.	1,932	42,427
Cooper Industries, Ltd. (Class A)	1,044	88,970
Emerson Electric Co.	4,647	389,697
Rockwell Automation, Inc.	2,005	116,491

		637,585

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.4%
Agilent Technologies, Inc. (a)	4,658	$152,270
Jabil Circuit, Inc.	2,105	60,140
Molex, Inc.	1,612	62,820
PerkinElmer, Inc.	1,431	27,089
Sanmina-SCI Corp. (a)	6,073	22,713
Solectron Corp. (a)	10,424	33,982
Symbol Technologies, Inc.	2,894	43,005
Tektronix, Inc.	954	27,599
Thermo Electron Corp. (a)	1,796	70,637

		500,255

Energy Equipment & Services—1.7%
Baker Hughes, Inc.	3,750	255,750
BJ Services Co.	3,410	102,743
Halliburton Co.	11,753	334,373
Nabors Industries, Ltd. (a)	3,602	107,160
National-Oilwell Varco, Inc. (a)	1,999	117,041
Noble Corp.	1,563	100,313
Rowan Cos., Inc. (a)	1,258	39,791
Schlumberger, Ltd.	13,496	837,157
Smith International, Inc. (a)	2,288	88,774
Transocean, Inc. (a)	3,591	262,969
Weatherford International, Ltd. (a)	3,944	164,544

		2,410,615

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	5,334	264,993
CVS Corp.	9,363	300,740
Safeway, Inc. (a)	5,067	153,783
Supervalu, Inc.	2,412	71,516
Sysco Corp.	7,050	235,823
The Kroger Co. (a)	8,235	190,558
Wal-Mart Stores, Inc.	28,037	1,382,785
Walgreen Co.	11,490	510,041
Whole Foods Market, Inc.	1,609	95,623

		3,205,862

Food Products—1.1%
Archer-Daniels-Midland Co.	7,474	283,115
Campbell Soup Co.	2,628	95,922
ConAgra Foods, Inc.	5,822	142,523
Dean Foods Co. (a)	1,521	63,912
General Mills, Inc.	4,022	227,645
H.J. Heinz Co.	3,778	158,412
Hershey Co.	2,002	107,007
Kellogg Co.	2,849	141,082
McCormick & Co., Inc.	1,503	57,084
Sara Lee Corp.	8,664	139,230
Tyson Foods, Inc. (Class A)	2,871	45,591
Wm. Wrigley Jr., Co.	2,499	115,104

		1,576,627

Gas Utilities—0.0%
Nicor, Inc.	508	21,722
Peoples Energy Corp.	438	17,805

		39,527

Security Description	Shares	Value

Health Care Equipment & Supplies—1.7%
Applera Corp.—Applied Biosystems Group	2,077	$68,769
Bausch & Lomb, Inc.	613	30,730
Baxter International, Inc.	7,436	338,041
Becton, Dickinson & Co.	2,789	197,099
Biomet, Inc.	2,790	89,810
Boston Scientific Corp. (a)	13,426	198,571
C.R. Bard, Inc.	1,180	88,500
Fisher Scientific International, Inc. (a)	1,418	110,944
Hospira, Inc. (a)	1,789	68,465
IMS Health, Inc.	2,296	61,165
Medtronic, Inc.	13,101	608,410
Millipore Corp. (a)	607	37,209
St. Jude Medical, Inc. (a)	4,019	141,831
Stryker Corp.	3,383	167,763
Waters Corp. (a)	1,168	52,887
Zimmer Holdings, Inc. (a)	2,767	186,773

		2,446,967

Health Care Providers & Services—2.6%
Aetna, Inc.	6,243	246,911
AmerisourceBergen Corp.	2,297	103,824
Cardinal Health, Inc.	4,622	303,850
Caremark Rx, Inc.	4,866	275,756
CIGNA Corp.	1,264	147,028
Coventry Health Care, Inc. (a)	1,811	93,303
Express Scripts, Inc. (a)	1,570	118,519
HCA, Inc.	4,832	241,068
Health Management Associates, Inc. (Class A)	2,738	57,224
Humana, Inc. (a)	1,882	124,381
Laboratory Corp. of America Holdings (a)	1,427	93,568
Manor Care, Inc.	840	43,915
McKesson Corp. (a)	3,412	179,881
Medco Health Solutions, Inc. (a)	3,350	201,369
Patterson Cos., Inc. (a)	1,584	53,238
Quest Diagnostics, Inc.	1,843	112,718
Tenet Healthcare Corp. (a)	5,372	43,728
UnitedHealth Group, Inc.	15,353	755,368
WellPoint, Inc. (a)	7,065	544,358

		3,740,007

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	5,072	238,536
Darden Restaurants, Inc.	1,665	70,713
Harrah’s Entertainment, Inc.	2,118	140,699
Hilton Hotels Corp.	4,397	122,456
International Game Technology	3,869	160,564
Marriott International, Inc. (Class A)	3,916	151,314
McDonald’s Corp.	13,978	546,819
Starbucks Corp. (a)	8,618	293,443
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,483	142,003
Wendy’s International, Inc.	1,341	89,847
Wyndham Worldwide Corp. (a)	2,283	63,861
Yum! Brands, Inc.	3,086	160,626

		2,180,881

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.6%
Centex Corp.	1,351	$71,090
D.R. Horton, Inc.	3,105	74,365
Fortune Brands, Inc.	1,719	129,114
Harman International Industries, Inc.	743	61,996
KB Home	895	39,201
Leggett & Platt, Inc.	2,059	51,537
Lennar Corp. (Class A)	1,578	71,405
Newell Rubbermaid, Inc.	3,156	89,378
Pulte Homes, Inc.	2,412	76,846
Snap-On, Inc.	662	29,492
The Black & Decker Corp.	844	66,971
The Stanley Works	922	45,962
Whirlpool Corp.	892	75,026

		882,383

Household Products—2.2%
Colgate-Palmolive Co.	5,886	365,521
Kimberly-Clark Corp.	5,223	341,375
The Clorox Co.	1,723	108,549
The Procter & Gamble Co.	36,191	2,243,118

		3,058,563

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.	2,048	121,242
Dynegy, Inc. (Class A) (a)	4,311	23,883
The AES Corp. (a)	7,539	153,720

		298,845

Industrial Conglomerates—3.9%
3M Co.	8,586	638,970
General Electric Co.	117,668	4,153,680
Textron, Inc.	1,439	125,913
Tyco International, Ltd.	22,964	642,762

		5,561,325

Insurance—4.7%
ACE, Ltd.	3,707	202,884
Aflac, Inc.	5,657	258,864
AMBAC Financial Group, Inc.	1,208	99,962
American International Group, Inc.	29,622	1,962,754
Aon Corp.	3,584	121,390
Cincinnati Financial Corp.	1,974	94,870
Genworth Financial, Inc. (Class A)	5,186	181,562
Lincoln National Corp.	3,273	203,188
Loews Corp.	5,210	197,459
Marsh & McLennan Cos., Inc.	6,273	176,585
MBIA, Inc.	1,536	94,372
MetLife, Inc.	8,656	490,622
Principal Financial Group, Inc.	3,069	166,585
Prudential Financial, Inc.	5,528	421,510
Safeco Corp.	1,326	78,141
The Allstate Corp.	7,175	450,088
The Chubb Corp.	4,683	243,329
The Hartford Financial Services Group, Inc.	3,468	300,849
The Progressive Corp.	8,802	216,001

Security Description	Shares	Value

Insurance—(Continued)
The St. Paul Travelers Cos., Inc.	7,875	$369,259
Torchmark Corp.	1,128	71,188
UnumProvident Corp.	3,904	75,699
XL Capital, Ltd. (Class A)	2,055	141,179

		6,618,340

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	3,581	115,022

Internet Software & Services—1.2%
eBay, Inc. (a)	13,390	379,740
Google, Inc. (Class A) (a)	2,429	976,215
VeriSign, Inc. (a)	2,794	56,439
Yahoo!, Inc. (a)	14,168	358,167

		1,770,561

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (a)	1,352	70,115
Automatic Data Processing, Inc.	6,333	299,804
Computer Sciences Corp. (a)	1,957	96,128
Convergys Corp. (a)	1,582	32,668
Electronic Data Systems Corp.	5,899	144,643
First Data Corp.	8,722	366,324
Fiserv, Inc. (a)	1,986	93,521
Paychex, Inc.	3,858	142,167
Sabre Holdings Corp. (Class A)	1,502	35,132
Unisys Corp. (a)	3,918	22,176

		1,302,678

Leisure Equipment & Products—0.2%
Brunswick Corp.	1,057	32,968
Eastman Kodak Co.	3,274	73,338
Hasbro, Inc.	1,864	42,406
Mattel, Inc.	4,308	84,868

		233,580

Machinery—1.4%
Caterpillar, Inc.	7,475	491,855
Cummins, Inc.	599	71,419
Danaher Corp.	2,697	185,203
Deere & Co.	2,635	221,103
Dover Corp.	2,320	110,061
Eaton Corp.	1,710	117,734
Illinois Tool Works, Inc.	4,790	215,071
Ingersoll-Rand Co., Ltd. (Class A)	3,667	139,273
ITT Industries, Inc.	2,105	107,923
Navistar International Corp. (a)	703	18,151
PACCAR, Inc.	2,841	161,965
Pall Corp.	1,423	43,843
Parker-Hannifin Corp.	1,370	106,490

		1,990,091

Media—3.3%
CBS Corp. (Class B)	8,898	250,657
Clear Channel Communications, Inc.	5,657	163,204

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Comcast Corp. (Class A) (a)	23,854	$879,020
Dow Jones & Co., Inc.	741	24,853
E.W. Scripps Co. (Class A)	950	45,534
Gannett Co., Inc.	2,694	153,100
Interpublic Group of Cos., Inc.	5,024	49,738
Meredith Corp.	444	21,903
News Corp. (Class A)	26,634	523,358
Omnicom Group, Inc.	1,958	183,269
The McGraw-Hill Cos., Inc.	4,011	232,758
The New York Times Co. (Class A)	1,646	37,825
The Walt Disney Co.	23,824	736,400
Time Warner, Inc.	46,356	845,070
Tribune Co.	2,173	71,101
Univision Communications, Inc. (Class A) (a)	2,860	98,212
Viacom, Inc. (Class B) (a)	8,086	300,637

		4,616,639

Metals & Mining—0.8%
Alcoa, Inc.	9,881	277,063
Allegheny Technologies, Inc.	1,147	71,332
Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,239	119,249
Newmont Mining Corp.	5,125	219,094
Nucor Corp.	3,514	173,908
Phelps Dodge Corp.	2,325	196,928
United States Steel Corp.	1,403	80,925

		1,138,499

Multi-Utilities—1.4%
Ameren Corp.	2,347	123,898
CenterPoint Energy, Inc.	3,553	50,879
CMS Energy Corp. (a)	2,525	36,461
Consolidated Edison, Inc.	2,809	129,776
Dominion Resources, Inc.	4,022	307,643
DTE Energy Co.	2,026	84,099
Duke Energy Holding Corp.	14,282	431,316
KeySpan Corp.	1,995	82,074
NiSource, Inc.	3,109	67,590
PG&E Corp.	3,967	165,226
Public Service Enterprise Group, Inc.	2,869	175,554
Sempra Energy	2,977	149,594
TECO Energy, Inc.	2,381	37,263
Xcel Energy, Inc.	4,627	95,548

		1,936,921

Multiline Retail—1.2%
Big Lots, Inc. (a)	1,240	24,564
Dillard’s, Inc. (Class A)	689	22,551
Dollar General Corp.	3,555	48,455
Family Dollar Stores, Inc.	1,728	50,527
Federated Department Stores, Inc.	6,195	267,686
J.C. Penney Co., Inc.	2,556	174,805
Kohl’s Corp. (a)	3,732	242,281
Nordstrom, Inc.	2,603	110,107
Sears Holdings Corp. (a)	948	149,869
Target Corp.	9,788	540,787

		1,631,632

Security Description	Shares	Value

Mutual Funds—0.6%
SPDR Trust Series 1	6,000	$801,480

Office Electronics—0.1%
Xerox Corp.	11,149	173,478

Oil, Gas & Consumable Fuels—7.4%
Anadarko Petroleum Corp.	5,237	229,538
Apache Corp.	3,753	237,190
Chesapeake Energy Corp.	4,313	124,991
Chevron Corp.	25,053	1,624,938
ConocoPhillips	18,782	1,118,092
Consol Energy, Inc. (a)	2,090	66,316
Devon Energy Corp.	5,027	317,455
El Paso Corp.	7,932	108,192
EOG Resources, Inc.	2,765	179,863
Exxon Mobil Corp.	67,762	4,546,821
Hess Corp.	2,750	113,905
Kinder Morgan, Inc.	1,221	128,022
Marathon Oil Corp.	4,083	313,983
Murphy Oil Corp.	2,130	101,282
Occidental Petroleum Corp.	9,820	472,440
Sunoco, Inc.	1,487	92,477
The Williams Cos., Inc.	6,791	162,101
Valero Energy Corp.	6,986	359,569
XTO Energy, Inc.	4,169	175,640

		10,472,815

Paper & Forest Products—0.3%
International Paper Co.	5,182	179,453
Louisiana-Pacific Corp.	1,199	22,505
MeadWestvaco Corp.	2,065	54,743
Weyerhaeuser Co.	2,807	172,715

		429,416

Personal Products—0.2%
Alberto-Culver Co. (Class B)	890	45,025
Avon Products, Inc.	5,102	156,427
The Estee Lauder Cos., Inc. (Class A)	1,472	59,366

		260,818

Pharmaceuticals—6.6%
Abbott Laboratories	17,414	845,624
Allergan, Inc.	1,719	193,577
Barr Pharmaceuticals, Inc. (a)	1,212	62,951
Bristol-Myers Squibb Co.	22,415	558,582
Eli Lilly & Co.	11,210	638,970
Forest Laboratories, Inc. (a)	3,624	183,411
Johnson & Johnson	33,340	2,165,100
King Pharmaceuticals, Inc. (a)	2,770	47,173
Merck & Co., Inc.	24,804	1,039,288
Mylan Laboratories, Inc.	2,402	48,352
Pfizer, Inc.	83,110	2,357,000
Schering-Plough Corp.	16,884	372,968
Watson Pharmaceuticals, Inc. (a)	1,165	30,488
Wyeth	15,338	779,784

		9,323,268

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—1.1%
Apartment Investment & Management Co. (REIT) (Class A)	1,110	$60,395
Archstone-Smith Trust (REIT)	2,442	132,942
Boston Properties, Inc. (REIT)	1,303	134,652
Equity Office Properties Trust (REIT)	3,991	158,682
Equity Residential (REIT)	3,316	167,723
Kimco Realty Corp. (REIT)	2,469	105,846
Plum Creek Timber Co., Inc. (REIT)	2,043	69,544
ProLogis (REIT)	2,794	159,426
Public Storage, Inc. (REIT)	1,382	118,838
Realogy Corp. (a)	2,434	55,197
Simon Property Group, Inc. (REIT)	2,521	228,453
Vornado Realty Trust (REIT)	1,390	151,510

		1,543,208

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	4,126	303,013
CSX Corp.	5,055	165,956
Norfolk Southern Corp.	4,717	207,784
Ryder System, Inc.	707	36,538
Union Pacific Corp.	3,070	270,160

		983,451

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a)	5,538	137,619
Altera Corp. (a)	4,095	75,266
Analog Devices, Inc.	4,022	118,207
Applied Materials, Inc.	15,836	280,772
Broadcom Corp. (Class A) (a)	5,345	162,167
Freescale Semiconductor, Inc. (Class B) (a)	4,624	175,758
Intel Corp.	65,745	1,352,375
KLA-Tencor Corp.	2,269	100,902
Linear Technology Corp.	3,433	106,835
LSI Logic Corp. (a)	4,554	37,434
Maxim Integrated Products, Inc.	3,655	102,596
Micron Technology, Inc. (a)	8,319	144,751
National Semiconductor Corp.	3,393	79,837
Novellus Systems, Inc. (a)	1,404	38,835
NVIDIA Corp. (a)	4,018	118,893
PMC-Sierra, Inc. (a)	2,382	14,149
Teradyne, Inc. (a)	2,245	29,544
Texas Instruments, Inc.	17,469	580,844
Xilinx, Inc.	3,873	85,012

		3,741,796

Software—3.3%
Adobe Systems, Inc. (a)	6,601	247,207
Autodesk, Inc. (a)	2,641	91,854
BMC Software, Inc. (a)	2,336	63,586
CA, Inc.	5,047	119,563
Citrix Systems, Inc. (a)	2,095	75,860
Compuware Corp. (a)	4,246	33,076
Electronic Arts, Inc. (a)	3,496	194,657
Intuit, Inc. (a)	3,895	124,991
Microsoft Corp.	98,449	2,690,611

Security Description	Shares	Value

Software—(Continued)
Novell, Inc. (a)	3,864	$23,648
Oracle Corp. (a)	45,975	815,597
Parametric Technology Corp.	1,272	22,209
Symantec Corp. (a)	11,275	239,932

		4,742,791

Specialty Retail—1.9%
AutoNation, Inc. (a)	1,747	36,512
AutoZone, Inc. (a)	601	62,083
Bed Bath & Beyond, Inc. (a)	3,217	123,082
Best Buy Co., Inc.	4,634	248,197
Circuit City Stores, Inc.	1,607	40,352
Limited Brands, Inc.	3,871	102,543
Lowe’s Cos., Inc.	17,415	488,665
Office Depot, Inc. (a)	3,229	128,191
OfficeMax, Inc.	846	34,466
RadioShack Corp.	1,546	29,838
Staples, Inc.	8,280	201,452
The Gap, Inc.	6,138	116,315
The Home Depot, Inc.	23,526	853,288
The Sherwin-Williams Co.	1,284	71,622
Tiffany & Co.	1,574	52,257
TJX Cos., Inc.	5,123	143,598

		2,732,461

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	4,170	143,448
Hanesbrands, Inc. (a)	1	11
Jones Apparel Group, Inc.	1,286	41,718
Liz Claiborne, Inc.	1,176	46,464
Nike, Inc. (Class B)	2,184	191,362
VF Corp.	1,012	73,825

		496,828

Thrifts & Mortgage Finance—1.6%
Countrywide Financial Corp.	6,976	244,439
Federal Home Loan Mortgage Corp.	7,876	522,415
Federal National Mortgage Association	11,033	616,855
Golden West Financial Corp.	3,030	234,068
MGIC Investment Corp.	963	57,751
Sovereign Bancorp, Inc.	4,087	87,911
Washington Mutual, Inc.	10,982	477,388

		2,240,827

Tobacco—1.4%
Altria Group, Inc.	23,862	1,826,636
Reynolds American, Inc.	1,954	121,089
UST, Inc.	1,833	100,503

		2,048,228

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	858	57,503

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	4,424	$245,532
Sprint Nextel Corp.	34,051	583,975

		829,507

Total Common Stock (Identified Cost $125,642,883)		137,917,133

Short Term Investments—2.9%
Security Description	Face Amount	Value

Discount Notes—2.9%
Federal Home Loan Bank 4.796%, 10/02/06	$300,000	$299,962
5.122%, 10/11/06	3,800,000	3,794,680

Total Short Term Investments (Identified Cost $4,094,642)		4,094,642

Total Investments—100.1% (Identified Cost $129,737,525) (b)		142,011,775
Liabilities in excess of other assets		(74,364)

Total Net Assets—100%		$141,937,411

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $129,737,525 and the composition of unrealized appreciation and depreciation of investment securities was $15,230,238 and $(2,955,988), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2006	Net Unrealized Appreciation
S&P 500 Index Futures	12/14/2006	12	$3,941,760	$4,036,200	$94,440

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	Principal Executive Officer
Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	Principal Executive Officer
Date:	November 28, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Principal Financial Officer
Date:	November 28, 2006

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.